Cover	Oct. 31, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	Avon Products, Inc.
Entity Incorporation, State or Country Code	NY
Entity File Number	1-4881
Entity Tax Identification Number	13-0544597
Entity Address, Address Line One	Building 6, Chiswick Park
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W4 5HR
Entity Address, Country	GB
Country Region	44
City Area Code	1604
Local Phone Number	232425
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000008868
Amendment Flag	false